Adoption of New Accounting Standards	12 Months Ended
Apr. 30, 2021
Disclosure Of Initial Application Of Standards Or Interpretations [Abstract]
Adoption of New Accounting Standards
4.	ADOPTION OF NEW ACCOUNTING STANDARDS

The Company has adopted the following new standards, along with any consequential amendments, effective May 1, 2019. These changes were made in accordance with the applicable transitional provisions.

The Company adopted all of the requirements of IFRS 16, Leases (“IFRS 16”) as of May 1, 2019. IFRS 16 replaces IAS 17, Leases (“IAS 17”). IFRS 16 provides a single lessee accounting model, requiring lessees to recognize assets and liabilities for all leases unless the lease term is 12 months or less or the underlying asset has a low value. The Company has adopted IFRS 16 using the modified retrospective application method, where the 2019 comparatives are not restated and a cumulative catch up adjustment is recorded on May 1, 2019 for any differences identified, including adjustments to opening deficit balance.

The Company analyzed its contracts to identify whether they contain a lease arrangement for the application of IFRS 16.  The following is the Company’s new accounting policy for leases under IFRS 16:

At inception of a contract, the Company assesses whether the contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

Leases of right-of-use assets are recognized at the lease commencement date at the present value of the lease payments that are not paid at that date. The lease payments are discounted using the interest rate implicit in the lease, if that rate can be readily determined, and otherwise at the Company’s incremental borrowing rate. At the commencement date, a right-of-use asset is measured at cost, which is comprised of the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any decommissioning and restoration costs, less any lease incentives received.

Each lease payment is allocated between repayment of the lease principal and interest.  Interest on the lease liability in each period during the lease term is allocated to produce a constant periodic rate of interest on the remaining balance of the lease liability.  Except where the costs are included in the carrying amount of another asset, the Company recognizes in profit or loss (a) the interest on a lease liability and (b) variable lease payments not included in the measurement of a lease liability in the period in which the event or condition that triggers those payments occurs.  The Company subsequently measures a right-of-use asset at cost less any accumulated depreciation and any accumulated impairment losses; and adjusted for any remeasurement of the lease liability.  Right-of-use assets are depreciated over the shorter of the asset’s useful life and the lease term, except where the lease contains a bargain purchase option a right-of-use asset is depreciated over the asset’s useful life.

On the date of transition, the Company recorded a right-of-use asset of $1.7 million related to the office rent in property and equipment, and the lease obligation of $1.7 million was recorded as at May 1, 2019, discounted using the Company’s incremental borrowing rate of 8%, and measured at an amount equal to the lease obligation as if IFRS 16 had been applied since the commencement date. The net difference between right-of-use assets and lease liabilities on the date of transition was recognized as a deficit adjustment of $54,744 on May 1, 2019.

Standards not yet adopted

Onerous Contracts – Cost of Fulfilling a Contract (Amendments to IAS 37)

The amendments to IAS 37 specify which costs an entity includes in determining the cost of fulfilling a contract for the purpose of assessing whether the contract is onerous. Costs that relate directly to a contract can either be incremental costs of fulfilling contracts (an example would be direct labour, materials) or an allocation of other costs that relate directly to fulfilling contracts (an example would be the allocation of the depreciation charge for an item of property, plant and equipment used in fulfilling the contract).

These amendments are effective for reporting periods beginning on or after January 1, 2022.

Classification of Liabilities as Current or Non-Current (Amendments to IAS 1)

The amendments to IAS 1 provide a more general approach to the classification of liabilities based on the contractual arrangements in place at the reporting date.

These amendments are effective for reporting periods beginning on or after January 1, 2023.